CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash Flows from Operating Activities
Net income	$ 25,050	$ 32,971
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	68,075	68,147
Amortization of deferred drydocking and special survey costs	2,157	3,179
Amortization of finance costs	7,564	7,754
Exit fee accrued on debt	1,874	1,882
Payments for drydocking/special survey costs deferred	(3,789)	(422)
Gain on sale of vessels	(5,709)	(156)
Amortization of deferred realized losses on interest rate swaps	1,992	1,992
Unrealized gains on derivatives	(10,207)	(16,770)
(Increase)/Decrease in
Accounts receivable	(705)	(6,928)
Inventories	3,176	2,326
Prepaid expenses	125	(2)
Due from related parties	995	4,612
Other assets, current and long-term	(8,341)	(1,296)
Increase/(Decrease) in
Accounts payable	596	(1,409)
Accrued liabilities	(1,708)	240
Unearned revenue, current and long term	557	642
Other liabilities, current and long-term	1,615	1,787
Net Cash provided by Operating Activities	83,317	98,549
Cash Flows from Investing Activities
Vessels additions	(563)	(17,757)
Net proceeds from sale of vessels	50,602	29,875
Net Cash provided by Investing Activities	50,039	12,118
Cash Flows from Financing Activities
Payments of long-term debt	(77,625)	(46,977)
Payments of vendor financing	(28,694)	(28,694)
Increase of restricted cash	(43,684)	(15,590)
Net Cash used in Financing Activities	(150,003)	(91,261)
Net (Decrease)/Increase in Cash and Cash Equivalents	(16,647)	19,406
Cash and Cash Equivalents at beginning of period	68,153	55,628
Cash and Cash Equivalents at end of period	$ 51,506	$ 75,034